Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,376,000.00
Previously Paid Amount	0.00
Total Fee Amount	190.03
Total Offset Amount	0.00
Net Fee	190.03
Narrative - Max Aggregate Offering Price	$ 1,376,000.00
Final Prospectus	true